UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08943

Name of Registrant: Legg Mason Light Street Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: October 31, 2006

Date of reporting period: April 30, 2006

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders       1
To Our Shareholders,
   We are pleased to provide you with Legg Mason Classic Valuation Fund’s Semi-annual report for the six months ended April 30, 2006.
   Total returns for various periods ended April 30, 2006 are:

Total ReturnsA

	6 Months	12 Months

Classic Valuation Fund
Primary Class	+13.88%	+24.11%
Institutional Class	+14.55%	+25.36%
S&P 500 Stock Composite IndexB	+9.64%	+15.42%

   Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the differences between the Fund share classes included in this report, contact your financial adviser.
   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President
May 19, 2006

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not indicate future performance.

B	A market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

2      Semi-Annual Report to Shareholders
Expense Example
Legg Mason Classic Valuation Fund
   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on November 1, 2005, and held through April 30, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	11/1/05	4/30/06	11/1/05 to 4/30/06

Primary Class:
Actual	$1,000.00	$1,138.80	$10.34
Hypothetical (5% return before expenses)	1,000.00	1,015.12	9.74
Institutional Class:
Actual	$1,000.00	$1,145.50	$5.05
Hypothetical (5% return before expenses)	1,000.00	1,020.08	4.76

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.95% and 0.95% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders       3
Performance Information
Legg Mason Classic Valuation Fund
   The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

4      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $10,000 Investment — Primary Class
Periods Ended April 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+24.11%	+24.11%
Five Years	+17.74%	+3.32%
Life of Class*	+49.67%	+6.42%

* Inception date: November 8, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning October 31, 1999.

Semi-Annual Report to Shareholders       5
Growth of a $1,000,000 Investment — Institutional Class
Periods Ended April 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+25.36%	+25.36%
Three Years	+68.49%	+19.00%
Life of Class*	+28.34%	+5.34%

* Inception date — July 13, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning June 30, 2001.

6      Semi-Annual Report to Shareholders
Performance Information — Continued
Portfolio Composition (As of April 30, 2006)C
(As a percentage of the portfolio)
Top Ten Holdings (As of April 30, 2006)

% of
Security	Net Assets

Toyota Motor Corporation - ADR	4.6%
Comcast Corporation - Class A	4.3%
Tidewater Inc.	4.0%
Sabre Holdings Corporation	3.8%
International Business Machines Corporation	3.7%
The Goldman Sachs Group, Inc.	3.5%
Del Monte Foods Company	3.3%
Transocean Inc.	3.3%
Citigroup Inc.	3.3%
Morgan Stanley	3.3%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders       7
Selected Portfolio Performance D

Strongest performers for the three months ended April 30, 2006E

1.	Nokia Oyj - ADR	+25.1%
2.	Aon Corporation	+22.8%
3.	Countrywide Financial Corporation	+22.6%
4.	Bank of America Corporation	+14.8%
5.	Tenet Healthcare Corporation	+14.1%
6.	The Goldman Sachs Group, Inc.	+13.3%
7.	Toyota Motor Corporation - ADR	+12.8%
8.	E. I. du Pont de Nemours and Company	+12.7%
9.	Bristol-Myers Squibb Company	+11.5%
10.	Reliant Energy, Inc.	+10.9%

Weakest performers for the three months ended April 30, 2006E

1.	RadioShack Corporation	-22.0%
2.	Dynegy Inc.	-9.3%
3.	The Williams Companies, Inc.	-7.4%
4.	Intel Corporation	-6.8%
5.	Sabre Holdings Corporation	-6.4%
6.	Tiffany & Co.	-6.3%
7.	AutoZone, Inc.	-4.1%
8.	The Dow Chemical Company	-3.2%
9.	McDonald’s Corporation	-3.1%
10.	Wal-Mart Stores, Inc.	-2.0%
Portfolio Changes Since January 31, 2006

Securities added	Securities sold

None	Nortel Networks Corporation

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire period.

8      Semi-Annual Report to Shareholders
Portfolio of Investments
Legg Mason Classic Valuation Fund
April 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 96.8%
Consumer Discretionary — 19.9%
Automobiles — 4.6%
Toyota Motor Corporation – ADR	39	$4,509

Hotels, Restaurants and Leisure — 2.3%
McDonald’s Corporation	65	2,237

Household Durables — 1.6%
Koninklijke (Royal) Philips Electronics N.V. – ADR	47	1,607

Media — 5.9%
Comcast Corporation — Class A	135	4,183	A
The Walt Disney Company	59	1,655

		5,838

Specialty Retail — 5.5%
AutoZone, Inc.	13	1,217	A
RadioShack Corporation	74	1,255
The Home Depot, Inc.	40	1,581
Tiffany & Co.	39	1,364

		5,417

Consumer Staples — 7.4%
Food and Staples Retailing — 4.0%
The Kroger Co.	110	2,226	A
Wal-Mart Stores, Inc.	38	1,716

		3,942

Food Products — 3.4%
Del Monte Foods Company	282	3,288

Semi-Annual Report to Shareholders       9

	Shares/Par	Value

Energy — 8.6%
Energy Equipment and Services — 7.3%
Tidewater Inc.	67	$3,919
Transocean Inc.	40	3,251	A

		7,170

Oil, Gas and Consumable Fuels — 1.3%
ConocoPhillips	20	1,308

Financials — 27.3%
Capital Markets — 9.5%
Merrill Lynch & Co., Inc.	34	2,585
Morgan Stanley	50	3,228
The Goldman Sachs Group, Inc.	22	3,478

		9,291

Commercial Banks — 1.8%
Bank of America Corporation	20	983
Wachovia Corporation	13	772

		1,755

Diversified Financial Services — 3.3%
Citigroup Inc.	65	3,242

Insurance — 11.2%
Allianz AG – ADR	114	1,907
American International Group, Inc.	25	1,631
Aon Corporation	26	1,106
Axis Capital Holdings Limited	63	1,891
Conseco, Inc.	80	2,013	A
Marsh & McLennan Companies, Inc.	81	2,475

		11,023

Thrifts and Mortgage Finance — 1.5%
Countrywide Financial Corporation	37	1,513

10      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Health Care — 8.5%
Health Care Equipment and Supplies — 1.8%
Boston Scientific Corporation	78	$1,801	A

Health Care Providers and Services — 1.2%
Tenet Healthcare Corporation	141	1,174	A

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Company	81	2,053
Merck & Co., Inc.	52	1,780
Pfizer Inc.	62	1,558

		5,391

Information Technology — 15.7%
Communications Equipment — 2.4%
Nokia Oyj – ADR	107	2,418

Computers and Peripherals — 8.5%
Hewlett-Packard Company	45	1,474
International Business Machines Corporation	44	3,631
Lexmark International, Inc.	14	682	A
Seagate Technology	96	2,539	A

		8,326

IT Services — 3.8%
Sabre Holdings Corporation	162	3,736

Semiconductors and Semiconductor Equipment — 1.0%
Intel Corporation	49	981

Semi-Annual Report to Shareholders       11

	Shares/Par	Value

Materials — 5.6%
Chemicals — 2.2%
E. I. du Pont de Nemours and Company	33	$1,473
The Dow Chemical Company	16	662

		2,135

Metals and Mining — 3.4%
Alcoa Inc.	53	1,784
Arch Coal, Inc.	17	1,624

		3,408

Utilities — 3.8%
Electric Utilities — 1.7%
Reliant Energy, Inc.	148	1,681	A

Multi-Utilities — 2.1%
Dynegy Inc.	128	638	A
The Williams Companies, Inc.	65	1,423

		2,061

Total Common Stocks and Equity Interests (Identified Cost — $77,487)		95,252

12      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Repurchase Agreements — 2.9%
Bank of America 4.74%, dated 4/28/06, to be repurchased at $1,409 on 5/1/06 (Collateral: $1,455 Freddie Mac notes, 5.5%, due 3/28/16, value $1,443)	$1,409	$1,409
JPMorgan Chase & Co. 4.76%, dated 4/28/06, to be repurchased at $1,409 on 5/1/06 (Collateral: $1,444 Freddie Mac notes, 5.125%, due 4/18/11, value $1,437)	1,409	1,409

Total Repurchase Agreements (Identified Cost — $2,818)		2,818

Total Investments — 99.7% (Identified Cost — $80,305)		98,070
Other Assets Less Liabilities — 0.3%		281

Net Assets — 100.0%		$98,351

A	Non-income producing.
ADR — American Depository Receipt
See notes to financial statements.

Semi-Annual Report to Shareholders       13
Statement of Assets and Liabilities
Legg Mason Classic Valuation Fund
April 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $77,487)		$95,252
Short-term securities at value (Identified Cost – $2,818)		2,818
Receivable for fund shares sold		379
Dividend and interest income receivable		98
Foreign tax receivable		3

Total assets		98,550
Liabilities:
Payable for fund shares repurchased	$16
Accrued management fees	63
Accrued distribution and service fees	34
Accrued expenses	86

Total liabilities		199

Net Assets		$98,351

Net assets consist of:
Accumulated paid-in-capital applicable to:
5,737 Primary Class shares outstanding		$68,360
810 Institutional Class shares outstanding		10,107
Accumulated net investment loss		(90)
Undistributed net realized gain on investments		2,209
Unrealized appreciation of investments		17,765

Net Assets		$98,351

Net Asset Value Per Share:
Primary Class		$14.93

Institutional Class		$15.67

See notes to financial statements.

14      Semi-Annual Report to Shareholders
Statement of Operations
Legg Mason Classic Valuation Fund
For the Six Months Ended April 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$722	A
Interest	25

Total income			$747
Expenses:
Management fees	344
Distribution and service fees:
Primary Class	401
Audit and legal fees	33
Custodian fees	22
Directors’ fees and expenses	7
Registration fees	20
Reports to shareholders	38
Transfer agent and shareholder servicing expense:
Primary Class	30
Institutional Class	—	B
Other expenses	27

	922
Less fees waived	(85)

Total expenses, net of waivers			837

Net Investment Loss			(90)
Net Realized and Unrealized Gain on Investments:
Realized gain on investments	2,298
Change in unrealized appreciation of investments	9,819

Net Realized and Unrealized Gain on Investments			12,117

Change in Net Assets Resulting From Operations			$12,027

A	Net of foreign taxes withheld of $10.

B	Amounts less than $1.
See notes to financial statements.

Semi-Annual Report to Shareholders       15
Statement of Changes in Net Assets
Legg Mason Classic Valuation Fund
(Amounts in Thousands)

	For the	For the
	Six Months Ended	Year Ended
	4/30/06	10/31/05

	(Unaudited)
Change in Net Assets:
Net investment loss	$(90)	$(183)
Net realized gain on investments	2,298	9,845
Change in unrealized appreciation/(depreciation) of investments	9,819	3,194

Change in net assets resulting from operations	12,027	12,856
Change in net assets from Fund share transactions:
Primary Class	(861)	(22,791)
Institutional Class	607	4,888

Change in net assets	11,773	(5,047)
Net Assets:
Beginning of period	86,578	91,625

End of period	$98,351	$86,578

Accumulated net investment loss	$(90)	$—

See notes to financial statements.

16      Semi-Annual Report to Shareholders
Financial Highlights
Legg Mason Classic Valuation Fund
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months		Years Ended October 31,
	Ended
	April 30, 2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$13.11		$11.43	$10.99	$8.42	$11.05	$11.59

Investment operations:
Net investment income/(loss)	(.02)		(.04)	(.09)	(.02)	(.01)	(.02)
Net realized and unrealized gain/(loss) on investments	1.84		1.72	.53	2.59	(2.62)	(.49)

Total from investment operations	1.82		1.68	.44	2.57	(2.63)	(.51)

Distributions:
From net investment income	—		—	—	—	—	(.01)
From net realized gain on investments	—		—	—	—	—	(.02)

Total distributions	—		—	—	—	—	(.03)

Net asset value, end of period	$14.93		$13.11	$11.43	$10.99	$8.42	$11.05

Total return	13.88	%B	14.70%	4.00%	30.52%	(23.80)%	(4.43)%

Ratios to Average Net Assets:A
Total expenses	2.15	%C	2.13%	2.08%	2.20%	2.12%	2.28%
Expenses net of waivers, if any	1.95	%C	1.95%	1.95%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.95	%C	1.95%	1.95%	1.97%	2.00%	2.00%
Net investment loss	(.32	)%C	(.28)%	(.76)%	(.23)%	(.11)%	(.36)%
Supplemental Data:
Portfolio turnover rate	5.6	%B	46.7%	42.2%	64.3%	84.3%	64.9%
Net assets, end of period (in thousands)	$85,662		$76,061	$86,920	$69,732	$56,836	$53,380

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

B	Not annualized.

C	Annualized
See notes to financial statements.

Semi-Annual Report to Shareholders       17

Institutional Class:

	Six Months		Years Ended October 31,
	Ended
	April 30, 2006		2005	2004	2003	2002	2001D

	(Unaudited)
Net asset value, beginning of period	$13.68		$11.82	$11.25	$8.52	$11.09	$12.21

Investment operations:
Net investment income/(loss)	.05		.06	.02	.02	.08	—
Net realized and unrealized gain/(loss) on investments	1.94		1.80	.55	2.71	(2.65)	(1.12)

Total from investment operations	1.99		1.86	.57	2.73	(2.57)	(1.12)

Net asset value, end of period	$15.67		$13.68	$11.82	$11.25	$8.52	$11.09

Total return	14.55	%B	15.74%	5.07%	32.04%	(23.17)%	(9.20	)% B

Ratios to Average Net Assets:A
Total expenses	1.07	%C	1.06%	1.02%	1.18%	1.11%	1.24	%C
Expenses net of waivers, if any	.95	%C	.95%	.95%	.96%	1.00%	1.00	%C
Expenses net of all reductions	.95	%C	.95%	.95%	.96%	1.00%	1.00	%C
Net investment income	.67	%C	.62%	.20%	.56%	.94%	.11	%C
Supplemental Data:
Portfolio turnover rate	5.6	%B	46.7%	42.2%	64.3%	84.3%	64.9%
Net assets, end of period (in thousands)	$12,689		$10,517	$4,705	$1,538	$133	$113

D	For the period July 13, 2001 (commencement of operations) to October 31, 2001.
See notes to financial statements.

18      Semi-Annual Report to Shareholders
Notes to Financial Statements
Legg Mason Classic Valuation Fund
(Amounts in Thousands) (Unaudited)
1. Organization and Significant Accounting Policies:
   The Legg Mason Light Street Trust, Inc. (“Corporation”), consisting of the Classic Valuation Fund (“Classic Valuation” or “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
   The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
Security Valuation
   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Semi-Annual Report to Shareholders       19
Security Transactions
   Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended April 30, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$5,138	$8,607
Foreign Currency Translation
   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
Repurchase Agreements
   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
Compensating Balance Credits
   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

20      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Classic Valuation Fund — Continued
For the six months ended April 30, 2006, the Fund did not earn any compensating balance credits.
Investment Income and Distributions to Shareholders
   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.
Foreign Taxes
   The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.
Other
   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
2. Federal Income Taxes:
   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For the six months ended

Semi-Annual Report to Shareholders       21
April 30, 2006, the Fund realized net gains of $2,298, which the Fund intends to offset against available capital loss carryforwards for federal income tax purposes as determined at the end of the fiscal year. At October 31, 2005, the Fund had capital loss carryforwards of $89 expiring in 2011.
3. Transactions With Affiliates:
   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). For its services to the Fund, LMFA receives a management fee, calculated daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management	Asset
Fee	Breakpoint

0.75%	up to $1 billion
0.65%	in excess of $1 billion
   Under the terms of the management agreement, LMFA has agreed, until February 28, 2007, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rates of 1.95% for the Primary Class and 0.95% for the Institutional Class. Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund’s ratio of expenses to average net assets to exceed the expense limit. For the six months ended April 30, 2006, LMFA waived $56A of management fees.
   Brandywine Asset Management, LLC (“Brandywine”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers. Effective May 1, 2006, Brandywine Asset Management, LLC changed its name to Brandywine Global Investment Management, LLC.
   On December 1, 2005, Legg Mason Investor Services, LLC (“LMIS”) replaced Legg Mason Wood Walker, Inc. (“Legg Mason”) as distributor for the Fund. The compensation arrangements between the Fund and LMIS are identical to the previous arrangements

A	This waiver is subject to repayment within three years after the year in which the fee was earned or the expense incurred.

22      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Classic Valuation Fund — Continued
between the Fund and Legg Mason. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

			Six Months Ended
			April 30, 2006

	Distribution	Service	Distribution and Service
	Fee	Fee	Fees WaivedA

Primary Class	0.75%	0.25%	$29
   Any amounts of management or distribution and service fees waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or LMIS to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit imposed by LMFA at that time. Pursuant to this agreement, at April 30, 2006, management and distribution and service fee waivers or reimbursements in the amount of $481 remain subject to repayment by the Fund.
   No brokerage commissions were paid by the Fund to LMIS or its affiliates during the six months ended April 30, 2006.
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $9 for the six months ended April 30, 2006.
   LMFA, LMIS, Brandywine and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.
4. Line of Credit:
   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended April 30, 2006.

Semi-Annual Report to Shareholders       23
5. Fund Share Transactions:
   At April 30, 2006, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

	Primary Class		Institutional Class

			Year Ended
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/06	10/31/05	4/30/06	10/31/05

Shares:
Sold	474	670	107	508
Repurchased	(540)	(2,468)	(66)	(137)

Net Change	(66)	(1,798)	41	371

Amount:
Sold	$6,755	$8,431	1,584	6,711
Repurchased	(7,616)	(31,222)	(977)	(1,823)

Net Change	$(861)	$(22,791)	$607	$4,888

24      Semi-Annual Report to Shareholders
Board Consideration of the Fund’s Management Agreement and Advisory Agreement
   At its November 2005 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Management Agreement between Legg Mason Fund Adviser, Inc. (the “Manager”) and Legg Mason Light Street Trust, Inc. on behalf of Legg Mason Classic Valuation Fund (“Classic Valuation”) and the Advisory Agreement between the Manager and Brandywine Asset Management, LLC (the “Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interest of Classic Valuation, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Classic Valuation. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interest of Classic Valuation.
   Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to Classic Valuation requested certain information from the Manager and the Adviser on behalf of the Independent Directors, and in response, the Manager and the Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.
   The Independent Directors obtained a report on investment performance and expenses from an independent provider of investment company data and retained an independent consultant to assist them in their review and analysis of each Agreement. The Board also drew upon its long association with the Manager, the Adviser and their personnel, its periodic meetings with the portfolio manager and other employees of the Manager and the Adviser, and the Board members’ familiarity with the Manager’s and the Adviser’s culture, and the manner in which they have sought to strengthen and enhance themselves.
   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Manager’s and the Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Manager’s and the Adviser’s investment process. In assessing performance, the Board compared Classic Valuation’s returns to the average of appropriate Lipper categories, a specified benchmark index and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Classic Valuation’s performance in the context of the risk undertaken by the portfolio manager. The Board noted Classic Valuation’s performance record and the measures that the Manager and the Adviser were taking in an effort to achieve attractive long-term performance. The Board also considered the level of

Semi-Annual Report to Shareholders       25
service provided by the Manager to Classic Valuation, including oversight of the transfer agent, the custodian, and preparation of regulatory filings. The Board considered the Manager’s and the Adviser’s procedures for executing portfolio transactions for Classic Valuation. The Board also reviewed the Adviser’s report on its policies and procedures for the selection of brokers and dealers and on obtaining research from brokers.
   In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Manager and the Adviser in providing services to Classic Valuation and profitability for the Manager and its affiliates from their overall association with Classic Valuation. The Board reviewed information about the advisory fee schedule and overall expense ratio of Classic Valuation and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Manager and the Adviser in providing services to Classic Valuation were shared with Classic Valuation, the Board further noted that Classic Valuation’s advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. Finally, the Board considered other benefits accruing to the Manager, the Adviser and their affiliates by virtue of their relationship to Classic Valuation.
   After an evaluation of all material factors, including those in the foregoing discussion, the Board concluded that the continuation of each Agreement is in the best interest of Classic Valuation.

Fund Information
Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD
Investment Adviser

Brandywine Global Investment Management, LLC Philadelphia, PA
Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola
Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary
Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA
Custodian

State Street Bank & Trust Company Boston, MA
Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC
Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmasonfunds.com/about.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.
You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information about any of the Legg Mason Funds, call your financial adviser, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services — Institutional For FI and I Class Shareholders c/o BFDS P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com
Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary
LMF-233 (4/06)

Item 2. Code of Ethics.

              Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

              Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

              Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

              The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

              The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under
              Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

              Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

              Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

              Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

              Not applicable.

Item 11. Controls and Procedures.

               (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

               (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable for semiannual reports.

(a)	(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:  June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:  June 20, 2006

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date:  June 19, 2006